Fees Summary	Dec. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,198,392
Previously Paid Amount	0.00
Total Fee Amount	717.90
Total Offset Amount	0.00
Net Fee	$ 717.90